PROSPECTUS PINNACLE VALUE FUND May 1, 2011 A SERIES OF THE BERTOLET CAPITAL TRUST- NO LOAD SHARES

Investment Objective

Long term capital appreciation with income as a secondary objective.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Fund shares.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Pinnacle Value Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of amount redeemed for shares held less than one year)	1.00%

Annual fund operating expenses (paid yearly as a % of your investment)
Annual Fund Operating Expenses		Pinnacle Value Fund
Management Fees (as a percentage of Assets)		1.25%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		0.22%
Acquired Fund Fees and Expenses	[1]	0.37%
Expenses (as a percentage of Assets)		1.84%
[1]	Acquired fund fees & expenses are indirect costs of investing in other funds. Total annual operating expenses will not correlate to the expense ratio in the Fund's financial statements since the financial statements include only direct operating expenses, not indirect costs of investing in other funds. Excluding these indirect costs, the Fund's expense ratio was 1.47%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example assumes your investment returns 5% each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Pinnacle Value Fund	151	471	813	1,779

Portfolio Turnover

The Fund pays transaction costs such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs which are not reflected in annual fund operating expenses or in the example affect the Fund’s performance. During the most recent year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in the publicly traded equity securities of companies that appear to offer superior opportunities for capital appreciation  These may include common and preferred stocks, convertible securities, rights, warrants and other securities. The Fund relies on the professional judgment of its investment advisor to make decisions about the Fund’s investments.

The Fund will invest in a diversified portfolio of equity securities issued primarily by small and micro-cap (generally less than  $1 billion at time of investment) domestic companies which the advisor believes are trading at significant discounts to underlying earnings power or asset values. The advisor assesses company prospects via rigorous fundamental analysis which may include speaking with management, customers, competitors, vendors, industry analysts and others. The Fund will sell securities when they become fully valued or if company fundamentals deteriorate.

Principal Investment Risks

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's principal risks include: Stock market risk- Common stocks or securities convertible into common stocks are more volatile than other investments such as debt securities. A stock market decline may lead to declines in individual securities or market segments. The Fund may experience a substantial or complete loss on an individual security. Value style risk- The value approach carries the risk that securities chosen may remain undervalued . The market may not recognize a company's true intrinsic value for a long time or a company judged to be undervalued may be appropriately priced. Value stocks as a group may be out of favor while the market focuses on growth stocks. Small & micro cap company risk- Investing in small company securities involves special risks as they have more limited resources and are more vulnerable to economic downturns. Share prices are more volatile than those of large firms and are more likely to be adversely affected by down markets. Liquidity risk- The Fund may invest in thinly traded securities that, while publicly traded on an exchange or over the counter, are not well known to the general public, have limited float or lack significant institutional interest making it hard to sell portfolio positions at an optimal time or price.

Investment Results

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and how the Fund’s average annual returns for 1 and 5 years and since inception compare with an index of broad market performance. Past results (before and after taxes) are not predictive of future performance. Updated information on the Fund’s results may be found at www.pinnaclevaluefund.com.

Calendar Year Total Returns

Highest Performance Quarter 2004-12-31 (4Q 2004) 13.2% Lowest Performance Quarter 2008-12-31 (4Q 2008) (12.8)%

Average annual total returns for the years ended Dec. 31, 2010

Average Annual Total Returns		1 Year	5 Years	Since Inception
Pinnacle Value Fund -Comparison Index- Russell 2000 Index (Reflects no deductions for taxes, fees or expenses)		26.90%	3.70%	11.20%
Pinnacle Value Fund		13.50%	6.80%	9.70%
Pinnacle Value Fund Return After Taxes on Distributions	[1]	13.50%	6.20%	8.90%
Pinnacle Value Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.50%	5.20%	7.60%
[1]	After tax returns are calculated using the highest individual federal income tax rates in effect and do not reflect state & local taxes. Your actual after tax returns depend on your individual tax status and may differ from the results shown above. After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 19, 2011
Registrant Name	dei_EntityRegistrantName	Bertolet Capital Trust
Central Index Key	dei_EntityCentralIndexKey	0001216907
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	May 19, 2011
Pinnacle Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PROSPECTUS PINNACLE VALUE FUND May 1, 2011 A SERIES OF THE BERTOLET CAPITAL TRUST- NO LOAD SHARES
Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long term capital appreciation with income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (paid yearly as a % of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs which are not reflected in annual fund operating expenses or in the example affect the Fund’s performance. During the most recent year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example assumes your investment returns 5% each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in the publicly traded equity securities of companies that appear to offer superior opportunities for capital appreciation  These may include common and preferred stocks, convertible securities, rights, warrants and other securities. The Fund relies on the professional judgment of its investment advisor to make decisions about the Fund’s investments.

The Fund will invest in a diversified portfolio of equity securities issued primarily by small and micro-cap (generally less than  $1 billion at time of investment) domestic companies which the advisor believes are trading at significant discounts to underlying earnings power or asset values. The advisor assesses company prospects via rigorous fundamental analysis which may include speaking with management, customers, competitors, vendors, industry analysts and others. The Fund will sell securities when they become fully valued or if company fundamentals deteriorate.

Risk [Heading]	rr_RiskHeading

Principal Investment Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's principal risks include: Stock market risk- Common stocks or securities convertible into common stocks are more volatile than other investments such as debt securities. A stock market decline may lead to declines in individual securities or market segments. The Fund may experience a substantial or complete loss on an individual security. Value style risk- The value approach carries the risk that securities chosen may remain undervalued . The market may not recognize a company's true intrinsic value for a long time or a company judged to be undervalued may be appropriately priced. Value stocks as a group may be out of favor while the market focuses on growth stocks. Small & micro cap company risk- Investing in small company securities involves special risks as they have more limited resources and are more vulnerable to economic downturns. Share prices are more volatile than those of large firms and are more likely to be adversely affected by down markets. Liquidity risk- The Fund may invest in thinly traded securities that, while publicly traded on an exchange or over the counter, are not well known to the general public, have limited float or lack significant institutional interest making it hard to sell portfolio positions at an optimal time or price.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Investment Results

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and how the Fund’s average annual returns for 1 and 5 years and since inception compare with an index of broad market performance. Past results (before and after taxes) are not predictive of future performance. Updated information on the Fund’s results may be found at www.pinnaclevaluefund.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pinnaclevaluefund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading

Calendar Year Total Returns

Annual Return 2004	rr_AnnualReturn2004	19.60%
Annual Return 2005	rr_AnnualReturn2005	8.50%
Annual Return 2006	rr_AnnualReturn2006	13.20%
Annual Return 2007	rr_AnnualReturn2007	15.40%
Annual Return 2008	rr_AnnualReturn2008	(16.90%)
Annual Return 2009	rr_AnnualReturn2009	12.70%
Annual Return 2010	rr_AnnualReturn2010	13.50%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter 2004-12-31 (4Q 2004) 13.2% Lowest Performance Quarter 2008-12-31 (4Q 2008) (12.8)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Heading	rr_PerformanceTableHeading

Average annual total returns for the years ended Dec. 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest individual federal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs.
Pinnacle Value Fund | Pinnacle Value Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
1 Year	rr_AverageAnnualReturnYear01	13.50%
5 Years	rr_AverageAnnualReturnYear05	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	9.70%
Pinnacle Value Fund | Pinnacle Value Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.50%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.20%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%	[2]
Pinnacle Value Fund | Pinnacle Value Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.50%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.20%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%	[2]
Pinnacle Value Fund | -Comparison Index- Russell 2000 Index (Reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.90%
5 Years	rr_AverageAnnualReturnYear05	3.70%
Since Inception	rr_AverageAnnualReturnSinceInception	11.20%
[1]	Acquired fund fees & expenses are indirect costs of investing in other funds. Total annual operating expenses will not correlate to the expense ratio in the Fund's financial statements since the financial statements include only direct operating expenses, not indirect costs of investing in other funds. Excluding these indirect costs, the Fund's expense ratio was 1.47%.
[2]	After tax returns are calculated using the highest individual federal income tax rates in effect and do not reflect state & local taxes. Your actual after tax returns depend on your individual tax status and may differ from the results shown above. After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs.